COMMITMENTS AND CONTINGENT LIABILITIES (Summary Of Cumulative product Claims Activity) (Details) - Claim Claim in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1		173	[1]	156	[1]	131
New claims		73		38		45
Settled and dismissed claims		(43)		(21)		(20)
Outstanding claims, December 31	[1]	203		173		156

[1]	In 2021, representing 152 injured persons.